CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - GBP (£) £ in Thousands	Share Capital [Member]	Share premium [member]	Merger reserve [member]	Warrant reserve [member]	Foreign Exchange Reserve [Member]	Retained earnings [member]	Total
At 1 January 2020 at Dec. 31, 2019	£ 1,023	£ 65,879	£ 53,003		£ (508)	£ (99,839)	£ 19,558
IfrsStatementLineItems [Line Items]
Loss for the year						(22,189)	(22,189)
Foreign exchange translation					508		508
Total comprehensive loss					508	(22,189)	(21,681)
Transactions with owners
Shares issued with warrants on 18 May 2020 – notes 16,23	16	2,527		720			3,263
Costs associated with shares issued with warrants on 18 May 2020		(544)					(544)
Share-based payment credit						(404)	(404)
Total contribution by and distributions to owners	40	8,485		720		(404)	8,841
Costs associated with share issue on 27 July 2020		(489)					(489)
Shares issued on 27 July 2020	21	5,729					5,750
Shares issued on 19 August 2020	3	1,278					1,281
Costs associated with share issue on 19 August 2020		(16)					(16)
At 31 December 2020 at Dec. 31, 2020	1,063	74,364	53,003	720		(122,432)	6,718
IfrsStatementLineItems [Line Items]
Loss for the year						(5,460)	(5,460)
Foreign exchange translation
Total comprehensive loss						(5,460)	(5,460)
Transactions with owners
Share-based payment credit						89	89
Total contribution by and distributions to owners	35	9,070				89	9,194
Shares issued on 19 February 2021		161					161
Costs associated with share issue on 19 February 2021		(10)					(10)
Shares issued on 6 July 2021	35	9,965					10,000
Costs associated with share issue on 27 July 2020		(1,046)					(1,046)
At 31 December 2020 at Dec. 31, 2021	1,098	83,434	53,003	720		(127,803)	10,452
IfrsStatementLineItems [Line Items]
Loss for the year						(7,656)	(7,656)
Foreign exchange translation
Total comprehensive loss						(7,656)	(7,656)
Transactions with owners
Exercise of warrants on 22 March 2022
Shares issued with warrants on 18 May 2020 – notes 16,23	10	311					321
Costs associated with shares issued with warrants on 18 May 2020		(78)					(78)
Share-based payment credit						123	123
Total contribution by and distributions to owners	10	233				123	366
At 31 December 2020 at Dec. 31, 2022	£ 1,108	£ 83,667	£ 53,003	£ 720		£ (135,336)	£ 3,162